Investment (Tables)	12 Months Ended
Dec. 31, 2025
Investment [Abstract]
Schedule of Investment
	Equity investments accounted for using the equity method (i)	Equity investments without readily determinable fair values (ii)	Total
	US$	US$	US$
Balance as of December 31, 2023	5,638,976	492,965	6,131,941
Additions	13,897,189	-	13,897,189
Transfer from the investment in subsidiary to equity investment	2,670,219	-	2,670,219
Share of gain in equity method investee	94,183	-	94,183
Foreign exchange translation	(390,525)	(13,467)	(403,992)
Balance as of December 31, 2024	21,910,042	479,498	22,389,540
Share of gain in equity method investee	80,207	-	80,207
Foreign exchange translation	961,583	20,995	982,578
Balance as of December 31, 2025	22,951,832	500,493	23,452,325

(i)	Equity investments accounted for using equity method
(ii)	Equity investments without readily determinable fair value